Long-term Debt - Summary of Detailed Information About Borrowings (Parenthetical) (Details)		12 Months Ended
	Jun. 20, 2018	Mar. 31, 2019
Convertible Senior Notes at 4.25% Interest with Semi-Annual Interest Payments Due July 15, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	July 15, 2023	Jul. 15, 2023
Interest, prime rate	4.25%	4.25%
Term Loan Facility Advanced in the Form of Prime Rate Operating Loan, Bearing Interest Rate of Prime Plus 1% Due October 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity		Oct. 31, 2021
Interest, prime rate		prime plus 1.0%